Income taxes and deferred taxes	6 Months Ended
Jun. 30, 2026
Income taxes and deferred taxes
Income taxes and deferred taxes

21.Income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30,		June 30,
(in EUR 000)	2026	2025	2026	2025
Current tax expenses	(476)	(275)	(856)	(407)
Deferred tax income/(expense)	(1)	(3)	(12)	3
Total Income Tax Expense	(477)	(278)	(868)	(404)

For the six months ended June 30, 2026, the current tax expense mainly relates to (i) an increase of income tax payable by certain of the Company’s subsidiaries for an amount of €0.6 million (2025: €286,000), and (ii) an additional accrual of the liability for uncertain tax positions for an amount of €254,000 (2025: €121,000).

The uncertain tax position was recorded following certain public rulings and guidance issued by tax authorities in one of the jurisdictions that the Company operates in. The current tax liability of €4.0 million mainly relates to a liability for uncertain tax positions for an amount of €3.7 million.